Provisions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Provisions [abstract]
Non-current	$ 8,013	$ 5,521
Current	1,723	1,638
Total	$ 9,736	$ 7,159